Distribution Date:	01/18/22	J.P. Morgan Chase Commercial Mortgage Securities Trust
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
2013-LC11

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services
Reconciliation Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	8		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	9-13		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		PO Box 4839 | Greenwich, CT 06831
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46639YAL1	0.766400%	61,803,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639YAM9	1.854900%	79,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639YAN7	2.591700%	23,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639YAP2	2.694200%	250,000,000.00	113,274,940.69	0.00	254,321.12	0.00	0.00	254,321.12	113,274,940.69	42.64%	30.00%
A-5	46639YAQ0	2.959900%	389,304,000.00	389,304,000.00	0.00	960,250.76	0.00	0.00	960,250.76	389,304,000.00	42.64%	30.00%
A-SB	46639YAR8	2.553900%	117,844,000.00	30,255,424.26	1,789,941.89	64,391.11	0.00	0.00	1,854,333.00	28,465,482.37	42.64%	30.00%
A-S	46639YAU1	3.216000%	106,926,000.00	106,926,000.00	0.00	286,561.68	0.00	0.00	286,561.68	106,926,000.00	31.09%	21.87%
B	46639YAV9	3.498600%	92,120,000.00	92,120,000.00	0.00	268,575.86	0.00	0.00	268,575.86	92,120,000.00	21.14%	14.87%
C	46639YAW7	3.958200%	47,705,000.00	47,705,000.00	0.00	157,354.94	0.00	0.00	157,354.94	47,705,000.00	15.99%	11.25%
D	46639YAX5	4.164241%	52,640,000.00	52,640,000.00	0.00	182,671.39	0.00	0.00	182,671.39	52,640,000.00	10.30%	7.25%
E	46639YAC1	3.250000%	24,676,000.00	24,676,000.00	0.00	84,310.16	0.00	0.00	84,310.16	24,676,000.00	7.64%	5.37%
F	46639YAE7	3.250000%	24,675,000.00	24,675,000.00	0.00	36,852.92	0.00	0.00	36,852.92	24,675,000.00	4.97%	3.50%
NR	46639YAG2	3.250000%	46,059,830.24	46,053,163.75	0.00	0.00	0.00	0.00	0.00	46,053,163.75	0.00%	0.00%
AN	46639YAY3	7.625000%	16,984,009.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
PF	46639YBA4	11.990000%	1,998,199.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639YAJ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,334,988,038.24	927,629,528.70	1,789,941.89	2,295,289.94	0.00	0.00	4,085,231.83	925,839,586.81

Notional Certificates
X-A	46639YAS6	1.227783%	1,028,130,000.00	639,760,364.95	0.00	654,572.48	0.00	0.00	654,572.48	637,970,423.06
X-B	46639YAT4	0.508837%	139,825,000.00	139,825,000.00	0.00	59,290.07	0.00	0.00	59,290.07	139,825,000.00
X-C	46639YAA5	0.914241%	95,410,830.24	95,404,163.75	0.00	72,685.36	0.00	0.00	72,685.36	95,404,163.75
Notional SubTotal			1,263,365,830.24	874,989,528.70	0.00	786,547.91	0.00	0.00	786,547.91	873,199,586.81

Deal Distribution Total					1,789,941.89	3,081,837.85	0.00	0.00	4,871,779.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639YAL1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639YAM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639YAN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639YAP2	453.09976276	0.00000000	1.01728448	0.00000000	0.00000000	0.00000000	0.00000000	1.01728448	453.09976276
A-5	46639YAQ0	1,000.00000000	0.00000000	2.46658334	0.00000000	0.00000000	0.00000000	0.00000000	2.46658334	1,000.00000000
A-SB	46639YAR8	256.74132124	15.18907955	0.54640975	0.00000000	0.00000000	0.00000000	0.00000000	15.73548929	241.55224169
A-S	46639YAU1	1,000.00000000	0.00000000	2.68000000	0.00000000	0.00000000	0.00000000	0.00000000	2.68000000	1,000.00000000
B	46639YAV9	1,000.00000000	0.00000000	2.91550000	0.00000000	0.00000000	0.00000000	0.00000000	2.91550000	1,000.00000000
C	46639YAW7	1,000.00000000	0.00000000	3.29849995	0.00000000	0.00000000	0.00000000	0.00000000	3.29849995	1,000.00000000
D	46639YAX5	1,000.00000000	0.00000000	3.47020118	0.00000000	0.00000000	0.00000000	0.00000000	3.47020118	1,000.00000000
E	46639YAC1	1,000.00000000	0.00000000	3.41668666	(0.70835346)	0.00000000	0.00000000	0.00000000	3.41668666	1,000.00000000
F	46639YAE7	1,000.00000000	0.00000000	1.49353273	1.21480041	3.92313394	0.00000000	0.00000000	1.49353273	1,000.00000000
NR	46639YAG2	999.85526456	0.00000000	0.00000000	2.70794137	14.32031070	0.00000000	0.00000000	0.00000000	999.85526456
AN	46639YAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PF	46639YBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639YAJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639YAS6	622.25629536	0.00000000	0.63666315	0.00000000	0.00000000	0.00000000	0.00000000	0.63666315	620.51532691
X-B	46639YAT4	1,000.00000000	0.00000000	0.42403054	0.00000000	0.00000000	0.00000000	0.00000000	0.42403054	1,000.00000000
X-C	46639YAA5	999.93012858	0.00000000	0.76181456	0.00000000	0.00000000	0.00000000	0.00000000	0.76181456	999.93012858

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	12/01/21 - 12/30/21	30	0.00	254,321.12	0.00	254,321.12	0.00	0.00	0.00	254,321.12	0.00
A-5	12/01/21 - 12/30/21	30	0.00	960,250.76	0.00	960,250.76	0.00	0.00	0.00	960,250.76	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	64,391.11	0.00	64,391.11	0.00	0.00	0.00	64,391.11	0.00
X-A	12/01/21 - 12/30/21	30	0.00	654,572.48	0.00	654,572.48	0.00	0.00	0.00	654,572.48	0.00
X-B	12/01/21 - 12/30/21	30	0.00	59,290.07	0.00	59,290.07	0.00	0.00	0.00	59,290.07	0.00
X-C	12/01/21 - 12/30/21	30	0.00	72,685.36	0.00	72,685.36	0.00	0.00	0.00	72,685.36	0.00
A-S	12/01/21 - 12/30/21	30	0.00	286,561.68	0.00	286,561.68	0.00	0.00	0.00	286,561.68	0.00
B	12/01/21 - 12/30/21	30	0.00	268,575.86	0.00	268,575.86	0.00	0.00	0.00	268,575.86	0.00
C	12/01/21 - 12/30/21	30	0.00	157,354.94	0.00	157,354.94	0.00	0.00	0.00	157,354.94	0.00
D	12/01/21 - 12/30/21	30	0.00	182,671.39	0.00	182,671.39	0.00	0.00	0.00	182,671.39	0.00
E	12/01/21 - 12/30/21	30	17,479.33	66,830.83	0.00	66,830.83	(17,479.33)	0.00	0.00	84,310.16	0.00
F	12/01/21 - 12/30/21	30	66,828.13	66,828.13	0.00	66,828.13	29,975.20	0.00	0.00	36,852.92	96,803.33
NR	12/01/21 - 12/30/21	30	534,863.76	124,727.32	0.00	124,727.32	124,727.32	0.00	0.00	0.00	659,591.08
AN	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PF	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			619,171.22	3,219,061.05	0.00	3,219,061.05	137,223.19	0.00	0.00	3,081,837.85	756,394.41

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Reconciliation Detail
Advance Summary		Master Servicing Fee Summary
P & I Advances Outstanding	3,750,552.95	Current Period Accrued Master Servicing Fees	7,520.00
Servicing Advances Outstanding	187,857.30	Less Master Servicing Fees on Delinquent Payments	443.21
Reimbursement for Interest on P & I Advances paid from general collections	0.00	Less Reductions to Master Servicing Fees	0.00
Reimbursement for Interest on Servicing Advances paid from general collections	0.00	Plus Master Servicing Fees on Delinquent Payments Received	326.27
		Plus Adjustments for Prior Master Servicing Calculation	0.00
		Total Master Servicing Fees Collected	7,403.05

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,871,779.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,338,215.17	Master Servicing Fee	7,520.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	3,035.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	1,296.69
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,338,215.17	Total Fees	11,852.10

Principal		Expenses/Reimbursements
Scheduled Principal	1,789,941.88	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	94,234.10
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	38,981.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,007.76
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,789,941.88	Total Expenses/Reimbursements	137,223.19

		Interest Reserve Deposit	107,302.03

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,081,837.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,789,941.89
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,871,779.74
Total Funds Collected	5,128,157.05	Total Funds Distributed	5,128,157.06

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	927,629,528.70	927,629,528.70	Beginning Certificate Balance	927,629,528.70
(-) Scheduled Principal Collections	1,789,941.88	1,789,941.88	(-) Principal Distributions	1,789,941.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	925,839,586.81	925,839,586.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	928,938,304.42	928,938,304.42	Ending Certificate Balance	925,839,586.81
Ending Actual Collateral Balance	927,164,072.71	927,164,072.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	15	257,518,106.53	27.81%	15	4.2408	NAP	Defeased	15	257,518,106.53	27.81%	15	4.2408	NAP
$9,999,999 or less	12	63,095,972.90	6.82%	14	4.7013	2.724808	1.30 or less	5	194,378,107.86	20.99%	15	4.2789	0.787434
$10,000,000 to $19,999,999	4	60,703,735.79	6.56%	14	4.1281	2.339677	1.31 to 1.40	1	18,975,545.40	2.05%	14	3.9380	1.390000
$20,000,000 to $29,999,999	2	50,203,966.58	5.42%	14	3.9232	1.183470	1.41 to 1.50	3	148,319,253.90	16.02%	14	4.1312	1.429855
$30,000,000 to $49,999,999	3	119,598,436.11	12.92%	15	3.9560	2.314953	1.51 to 1.60	2	120,296,578.54	12.99%	14	3.8725	1.541539
$50,000,000 to $69,999,999	2	120,020,407.64	12.96%	16	4.2704	1.156261	1.61 to 1.75	2	32,408,547.81	3.50%	14	4.3099	1.724070
$70,000,000 to $99,999,999	2	151,944,765.86	16.41%	14	4.0181	1.470430	1.76 to 2.00	1	32,935,034.02	3.56%	15	3.9225	1.760000
$100,000,000 or greater	1	102,754,195.40	11.10%	16	4.2492	0.810000	2.01 to 2.25	4	22,718,924.07	2.45%	14	4.9672	2.150797
Totals	41	925,839,586.81	100.00%	15	4.1790	1.643303	2.26 or greater	8	98,289,488.68	10.62%	14	4.1739	3.621997
							Totals	41	925,839,586.81	100.00%	15	4.1790	1.643303
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	257,518,106.53	27.81%	15	4.2408	NAP
							Defeased	30	257,518,106.53	27.81%	15	4.2408	NAP
Alabama	1	5,374,791.41	0.58%	14	4.1480	2.240000
							Lodging	4	22,447,088.19	2.42%	15	5.4137	2.064016
Arizona	1	14,750,000.00	1.59%	14	4.1015	3.600000
							Mixed Use	1	28,203,966.58	3.05%	14	4.2510	1.740000
California	1	4,204,581.23	0.45%	14	4.7050	1.617210
							Mobile Home Park	16	56,478,680.04	6.10%	14	4.1233	3.245986
Colorado	2	145,078,975.34	15.67%	16	4.1380	1.040367
							Multi-Family	3	73,972,967.26	7.99%	13	4.1690	1.428720
Florida	2	13,722,122.52	1.48%	14	5.4547	2.121347
							Office	8	279,057,670.31	30.14%	15	4.1404	1.220859
Indiana	6	25,087,994.80	2.71%	14	4.0928	3.498148
							Retail	8	208,161,107.90	22.48%	15	4.0301	1.780108
Louisiana	1	77,971,798.60	8.42%	14	3.8750	1.510000
							Totals	70	925,839,586.81	100.00%	15	4.1790	1.643303
Maryland	2	41,382,156.97	4.47%	13	4.2303	1.520269

Massachusetts	1	67,029,728.49	7.24%	16	3.9900	1.430000

Michigan	5	78,881,221.72	8.52%	13	4.2101	1.437244

Minnesota	1	3,622,010.14	0.39%	14	4.3360	2.130000

New Jersey	1	18,975,545.40	2.05%	14	3.9380	1.390000

New York	3	33,612,896.03	3.63%	15	3.5871	2.214146

Ohio	6	24,359,107.33	2.63%	15	4.7307	2.394760

Oklahoma	1	13,800,000.00	1.49%	15	4.3625	3.530000

Pennsylvania	4	14,542,837.14	1.57%	14	4.0650	3.410000

Virginia	2	85,925,713.17	9.28%	15	4.3557	1.174132

Totals	70	925,839,586.81	100.00%	15	4.1790	1.643303

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	257,518,106.53	27.81%	15	4.2408	NAP	Defeased	15	257,518,106.53	27.81%	15	4.2408	NAP
	4.00000% or less	7	268,736,886.45	29.03%	15	3.8720	1.594965	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	8	286,685,629.22	30.96%	14	4.1869	1.672904	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	4	25,940,057.89	2.80%	15	4.3501	3.116736	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	2	57,195,260.38	6.18%	15	4.6309	0.869340	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	26	668,321,480.28	72.19%	15	4.1552	1.639422
	4.95001% to 5.15000%	3	16,445,309.69	1.78%	15	5.0675	1.558743	Totals	41	925,839,586.81	100.00%	15	4.1790	1.643303
	5.15001% to 5.35000%	0	0.00	0.00%	0	0.0000	0.000000
	5.35001% or greater	2	13,318,336.65	1.44%	14	5.6371	2.345112
	Totals	41	925,839,586.81	100.00%	15	4.1790	1.643303
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	234,587,095.20	25.34%	15	4.1396	NAP	Defeased	14	234,587,095.20	25.34%	15	4.1396	NAP
	60 months or less	26	668,321,480.28	72.19%	15	4.1552	1.639422	Interest Only	12	512,142,078.89	55.32%	15	4.0884	1.459239
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	330 months or less	14	156,179,401.39	16.87%	14	4.3741	2.230276
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	40	902,908,575.48	97.52%	15	4.1511	1.653291	Totals	40	902,908,575.48	97.52%	15	4.1511	1.653291
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	257,518,106.53	27.81%	15	4.2408	NAP	Defeased	1	22,931,011.33	2.48%	15	5.2760	NAP
Underwriter's Information		3	120,502,328.43	13.02%	14	4.0820	1.495330	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	322,754,535.70	34.86%	15	4.2327	1.745312	61 months to 84 months	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	3	225,064,616.15	24.31%	15	4.0833	1.564720	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	22,931,011.33	2.48%	15	5.2760	1.250000
	Totals	41	925,839,586.81	100.00%	15	4.1790	1.643303
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304909	RT	Grand Prairie	TX	Actual/360	3.660%	335,754.23	213,873.98	0.00	N/A	04/01/23	--	106,532,278.80	106,318,404.80	01/01/22
2	30304910	OF	Denver	CO	Actual/360	4.249%	376,657.75	186,064.81	0.00	N/A	05/01/23	--	102,940,260.20	102,754,195.40	06/01/21
3	30304911	RT	Monroe	LA	Actual/360	3.875%	260,718.94	162,494.44	0.00	N/A	03/01/23	--	78,134,293.04	77,971,798.60	01/01/22
4	30304912	MF	East Lansing	MI	Actual/360	4.169%	266,092.34	148,035.77	0.00	N/A	02/01/23	--	74,121,003.03	73,972,967.26	01/01/22
06A-2	30304914	RT	Dedham	MA	Actual/360	3.990%	230,738.95	126,890.27	0.00	N/A	05/01/23	--	67,156,618.76	67,029,728.49	01/01/22
7	30304915	OF	Herndon	VA	Actual/360	4.625%	211,429.27	97,054.44	0.00	N/A	04/01/23	--	53,087,733.59	52,990,679.15	01/01/22
8	30304916	MH	Various	Various	Actual/360	4.065%	155,564.59	103,112.52	0.00	N/A	03/01/23	--	44,441,734.67	44,338,622.15	01/01/22
9	30304917	MF	Richmond	VA	Actual/360	4.721%	171,271.61	88,002.91	0.00	N/A	04/06/23	--	42,130,069.45	42,042,066.54	01/06/22
10	30304918	OF	Westminster	CO	Actual/360	3.868%	141,215.49	72,372.31	0.00	N/A	04/01/23	--	42,397,152.25	42,324,779.94	01/01/22
13	30304921	OF	Tysons Corner	VA	Actual/360	3.922%	111,433.27	55,757.44	0.00	N/A	04/01/23	--	32,990,791.46	32,935,034.02	01/01/22
14	30304922	MU	Lanham	MD	Actual/360	4.251%	103,476.53	63,802.94	0.00	N/A	03/06/23	--	28,267,769.52	28,203,966.58	01/06/22
15	30304923	IN	Romeoville	IL	Actual/360	5.276%	104,380.27	43,931.44	0.00	04/06/23	04/06/43	--	22,974,942.77	22,931,011.33	01/06/22
16	30304924	RT	Clifton	NJ	Actual/360	3.938%	64,499.59	44,959.26	0.00	N/A	03/06/23	--	19,020,504.66	18,975,545.40	01/06/22
18	30304926	OF	New York	NY	Actual/360	3.503%	66,362.39	0.00	0.00	N/A	04/01/23	--	22,000,000.00	22,000,000.00	01/01/22
20	30304928	MF	Huntsville	TX	Actual/360	4.309%	54,668.92	28,558.29	0.00	N/A	03/06/23	--	14,733,461.58	14,704,903.29	01/06/22
21	30304929	MH	Laurel	MD	Actual/360	4.224%	54,588.86	24,270.51	0.00	N/A	02/06/23	--	15,007,935.46	14,983,664.95	01/06/22
22	30304930	OF	Rockville	MD	Actual/360	4.186%	47,612.19	30,499.87	0.00	N/A	01/06/23	--	13,208,690.26	13,178,190.39	01/06/22
23	30304931	RT	Tucson	AZ	Actual/360	4.101%	52,094.75	0.00	0.00	N/A	03/01/23	--	14,750,000.00	14,750,000.00	01/01/22
24	30304932	RT	Oklahoma City	OK	Actual/360	4.362%	51,841.04	0.00	0.00	04/01/23	12/01/25	--	13,800,000.00	13,800,000.00	01/01/22
27	30304935	MH	Massillon	OH	Actual/360	4.336%	22,252.82	13,281.79	0.00	N/A	03/06/23	--	5,959,866.05	5,946,584.26	01/06/22
28	30304936	MH	Columbus	IN	Actual/360	4.336%	9,633.67	8,676.25	0.00	N/A	03/06/23	--	2,580,139.74	2,571,463.49	01/06/22
29	30304937	LO	Venice	FL	Actual/360	5.740%	39,852.50	14,360.71	0.00	N/A	03/06/23	--	8,062,774.61	8,048,413.90	01/06/22
30	30304938	MH	Little Canada	MN	Actual/360	4.218%	27,343.63	17,301.60	0.00	N/A	01/06/23	--	7,528,186.47	7,510,884.87	01/06/22
31	30304939	LO	Corpus Christi	TX	Actual/360	4.837%	31,773.31	15,648.06	0.00	N/A	04/06/23	--	7,628,288.70	7,612,640.64	01/06/22
32	30304940	IN	Tolland	CT	Actual/360	4.298%	25,622.39	23,376.25	0.00	03/01/23	07/01/27	--	6,922,995.10	6,899,618.85	01/01/22
33	30304941	RT	Northfield	OH	Actual/360	5.042%	31,829.67	14,557.99	0.00	N/A	04/06/23	--	7,331,116.14	7,316,558.15	01/06/22
34	30304942	OF	New York	NY	Actual/360	3.503%	22,623.54	0.00	0.00	N/A	04/01/23	--	7,500,000.00	7,500,000.00	01/01/22
35	30304943	MF	Kansas City	KS	Actual/360	4.467%	20,181.60	25,871.87	0.00	N/A	03/06/23	--	5,246,630.72	5,220,758.85	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	30304944	LO	St. Augustine	FL	Actual/360	5.050%	24,749.08	17,551.41	0.00	N/A	04/06/23	--	5,691,260.03	5,673,708.62	01/06/22
37	30304945	MF	Galveston	TX	Actual/360	4.457%	20,810.63	19,777.49	0.00	N/A	03/06/23	--	5,422,298.40	5,402,520.91	01/06/22
39	30304947	MU	Snoqualmie	WA	Actual/360	4.599%	22,623.40	12,232.35	0.00	N/A	03/06/23	--	5,712,619.63	5,700,387.28	01/06/22
40	30304948	LO	Port Clinton	OH	Actual/360	5.480%	24,941.37	15,509.61	0.00	N/A	04/01/23	--	5,285,432.36	5,269,922.75	01/01/22
42	30304950	OF	Mobile	AL	Actual/360	4.148%	19,242.26	12,346.89	0.00	N/A	03/01/23	--	5,387,138.30	5,374,791.41	01/01/22
43	30304951	MF	Melvindale	MI	Actual/360	4.350%	18,513.90	16,735.62	0.00	N/A	02/06/23	--	4,942,531.29	4,925,795.67	01/06/22
44	30304952	MF	Erie	PA	Actual/360	4.309%	18,892.41	11,326.99	0.00	N/A	04/06/23	--	5,091,570.76	5,080,243.77	01/06/22
45	30304953	MU	Houston	TX	Actual/360	4.642%	20,215.43	10,694.02	0.00	N/A	04/06/23	--	5,057,299.84	5,046,605.82	01/06/22
47	30304955	LO	Port Huron	MI	Actual/360	5.150%	15,402.03	18,011.48	0.00	N/A	04/06/23	--	3,473,054.40	3,455,042.92	01/06/22
48	30304956	RT	Fresno	CA	Actual/360	4.705%	17,070.94	8,875.98	0.00	N/A	03/06/23	--	4,213,457.21	4,204,581.23	01/06/22
49	30304957	RT	New York	NY	Actual/360	4.190%	14,865.23	7,114.29	0.00	N/A	03/06/23	--	4,120,010.32	4,112,896.03	01/06/22
50	30304958	MH	Cottage Grove	MN	Actual/360	4.336%	13,553.99	8,089.82	0.00	N/A	03/06/23	--	3,630,099.96	3,622,010.14	01/06/22
51	30304959	LO	Katy	TX	Actual/360	5.837%	15,820.39	8,920.21	0.00	N/A	03/06/23	--	3,147,519.17	3,138,598.96	01/06/22
Totals							3,338,215.17	1,789,941.88	0.00				927,629,528.70	925,839,586.81

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	6,604,540.31	0.00	--	--	12/13/21	25,784,443.98	185,428.39	467,553.28	3,750,552.95	0.00	0.00
3	8,276,959.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,571,379.00	4,284,313.98	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
06A-2	16,882,279.78	16,947,026.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,197,980.50	3,476,956.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	18,924.58	0.00
8	10,762,447.91	3,068,033.51	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,724,483.55	2,724,510.69	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,406,436.27	3,911,833.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,319,668.20	986,064.51	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,919,262.52	2,035,116.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,107,915.76	1,070,050.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,050,820.11	1,116,565.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,371,396.94	2,356,704.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,418,559.12	2,290,808.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	970,529.13	993,538.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	815,547.34	953,701.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	765,215.79	1,496,848.84	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	839,811.00	834,976.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,765,704.84	2,072,936.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	645,252.94	1,205,498.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	850,944.25	1,431,002.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	825,445.35	956,993.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	(7,064.83)	373,924.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	421,636.05	741,215.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	542,614.95	558,312.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	78,049,765.82	55,886,933.34				25,784,443.98	185,428.39	467,553.28	3,750,552.95	18,924.58	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	1	102,754,195.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179004%	4.159569%	15
12/17/21	0	0.00	0	0.00	1	102,940,260.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179079%	4.159643%	16
11/18/21	0	0.00	0	0.00	1	103,137,775.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179160%	4.159722%	17
10/18/21	1	78,466,035.14	0	0.00	1	103,322,442.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179233%	4.159794%	18
09/17/21	0	0.00	1	103,518,609.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,825,981.36	4.179312%	4.159872%	19
08/17/21	1	103,701,887.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181183%	4.161797%	20
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181254%	4.161866%	21
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	75,023,752.86	0	0.00	0	0.00	4.181331%	4.161942%	22
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181400%	4.162009%	23
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181475%	4.162083%	24
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181542%	4.162149%	25
02/18/21	0	0.00	0	0.00	1	79,788,725.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.181629%	4.162235%	26
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30304910	06/01/21	6	6	467,553.28	3,750,552.95	168,932.72	104,078,681.30	07/01/20	2
Totals					467,553.28	3,750,552.95	168,932.72	104,078,681.30

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		20,689,075	20,689,075		0		0
13 - 24 Months		861,519,881	758,765,686	102,754,195			0
25 - 36 Months		0	0		0		0
37 - 48 Months		13,800,000	13,800,000		0		0
49 - 60 Months		0	0		0		0
> 60 Months		29,830,630	29,830,630		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Jan-22	925,839,587	823,085,391	0	0	102,754,195		0
Dec-21	927,629,529	824,689,269	0	0	102,940,260		0
Nov-21	929,514,305	826,376,529	0	0	103,137,776		0
Oct-21	931,290,947	749,502,470	78,466,035	0	103,322,442		0
Sep-21	933,162,898	829,644,289	0	103,518,610		0	0
Aug-21	940,752,318	837,050,430	103,701,888	0		0	0
Jul-21	942,521,740	942,521,740	0	0		0	0
Jun-21	944,387,848	944,387,848	0	0		0	0
May-21	946,144,110	946,144,110	0	0		0	0
Apr-21	947,997,526	947,997,526	0	0		0	0
Mar-21	949,740,721	949,740,721	0	0		0	0
Feb-21	951,789,468	872,000,742	0	0	79,788,726		0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30304910	102,754,195.40	104,078,681.30	176,100,000.00	03/04/13	5,444,690.31	0.81000	03/31/20	05/01/23	I/O
3	30304911	77,971,798.60	77,971,798.60	131,000,000.00	02/01/13	7,647,156.04	1.51000	06/30/20	03/01/23	I/O
Totals		180,725,994.00	182,050,479.90	307,100,000.00		13,091,846.35

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30304910	OF	CO	07/01/20	2

1/11/2022 - COVID related transfer. Loan remains current. Modification permitting the borrower to use excess cash flow reserves towards operating expense and debt service shortfalls closed in January 2021. Borrower''s ability to use excess cash reserve s expires at the end of June and the loan is expected to default thereafter. Borrower is currently marketing the Property and has so far been unable to procure an offer sufficient enough to retire the entire debt stack. Borrower has consented to the appo int

3	30304911	RT	LA	09/10/20	9

1/11/2022 - COVID 19 transfer. Loan transferred to Special Servicing on 9/10/20 due to payment delinquencies. Local counsel has been engaged and third party reports ordered. Borrower originally indicated a desire to transfer this property back to the lend er but has since changed its position. Loan is current and is being monitored for a return to the master servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	30304912	75,168,029.83	4.16900%	75,168,029.83 4.16900%		8	05/07/21	12/31/20	05/21/21
Totals		75,168,029.83		75,168,029.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
46	30304954 08/17/18	4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49	0.12%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,847,348.42	8,960,000.00	4,913,101.13	65,793.55	4,913,101.13	4,847,307.58	40.84	0.00	(6,625.65)	6,666.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/19/20	0.00	0.00	0.00	3,943.70	0.00	(3,943.70)	0.00	0.00	(3,943.70)
46	30304954	10/19/20	0.00	0.00	6,666.49	0.00	0.00	3,943.70	0.00	0.00	6,666.49
		12/17/19	0.00	0.00	2,722.79	0.00	0.00	1,358.50	0.00	0.00
		11/18/19	0.00	0.00	1,364.29	0.00	0.00	720.66	0.00	0.00
		08/16/19	0.00	0.00	643.63	0.00	0.00	602.79	0.00	0.00
		08/17/18	0.00	0.00	40.84	0.00	0.00	40.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,666.49	3,943.70	0.00	2,722.79	0.00	0.00	2,722.79

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	22,160.75	0.00	0.00	94,234.10	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	16,820.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	3,084.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	518.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	404.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	38,981.33	0.00	4,007.76	94,234.10	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		137,223.19

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Supplemental Notes
None

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